Detail of Certain Balance Sheet Accounts - Accounts Payable and Other Accrued Liabilities (Detail) - USD ($) $ in Millions	Sep. 29, 2018	Sep. 30, 2017
Accounts payable and other accrued liabilities
Accounts payable	$ 6,503	$ 6,305
Payroll and employee benefits	2,189	1,819
Other	787	731
Accounts payable and other accrued liabilities	$ 9,479	$ 8,855